Employee Benefit Plans - Schedule of Expected Benefit Payments (Details) - Pension Plans $ in Thousands	Dec. 31, 2019 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	$ 11,900
2021	10,810
2022	10,770
2023	10,180
2024	10,180
2024-2028	$ 48,930